Employee benefits (Details 2) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Total	$ (1,476)	$ (1,259)	$ (2,827)	$ (2,412)
Salaries, accrued vacations and related charges [member]
IfrsStatementLineItems [Line Items]
Total	(1,112)	(950)	(2,114)	(1,810)
Management fees and charges [member]
IfrsStatementLineItems [Line Items]
Total	11	(4)	8	(7)
Variable compensation programs [member]
IfrsStatementLineItems [Line Items]
Total	(375)	(305)	(721)	(595)
Performance Award Program [Member]
IfrsStatementLineItems [Line Items]
Total	(182)	(144)	(343)	(278)
Profit sharing [member]
IfrsStatementLineItems [Line Items]
Total	$ (193)	$ (161)	$ (378)	$ (317)